Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr. 26, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Unconstrained Bond Fund

(the “Fund”)

Supplement dated December 10, 2018 to the Currently Effective

Summary Prospectus, Prospectus and Statement of Additional Information (SAI) of the Fund

On December 5, 2018, the Board of Trustees (the “Board”) of Prudential Investment Portfolios 3 approved certain changes to the Fund, including changing the name of the Fund to “PGIM Strategic Bond Fund,” certain changes to the Fund’s investment objective and strategies and changing the Fund’s performance benchmarks. These changes are expected to become effective on or about February 12, 2019. The Fund would however continue, under normal circumstances, to seek to achieve its investment objective by investing at least 80% of its investable assets (net assets plus borrowings for investment purposes) in fixed income instruments with varying maturities. The Board also approved enhancements to existing contractual expense caps for Class Z and Class R6 shares, resulting in lower net annual operating expenses for Class Z and Class R6 shareholders, which will become effective on or about January 1, 2019.

Effective on or about January 1, 2019, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

Enhancements to the Fund’s Contractual Expense Caps with respect to Class Z and Class R6

The applicable section of the Summary Prospectus entitled “Fund Fees and Expenses” is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 32 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 52 of the Fund's Prospectus and in Rights of Accumulation on page 59 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Z	Class R6†
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	1.00%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Maximum account fee (accounts under $10,000)	$15	$15	None*	None

*Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

†Formerly known as Class Q.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z	Class R6(1)
Management fees	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None -
Other expenses(2)	0.92%	1.81%	0.55%	117.18%
Total annual Fund operating expenses	1.82%	3.46%	1.20%	117.83%
Fee waiver and/or expense reimbursement	(0.67)%	(1.56)%	(0.47)%	(117.13)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(3)	1.15%	1.90%	0.73%	0.70%

(1) Formerly known as Class Q.

(2) Other expenses are based on estimates.

(3) PGIM Investments LLC (PGIM Investments) has contractually agreed, through June 30, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class A shares, 1.90% of average daily net assets for Class C shares, 0.73% of average daily net assets for Class Z shares, and 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to June 30, 2020 without the prior approval of the Fund’s Board of Trustees.

Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$562	$935	$1,331	$2,439	$562	$935	$1,331	$2,439
Class C	$293	$917	$1,664	$3,635	$193	$917	$1,664	$3,635
Class Z	$75	$334	$614	$1,413	$75	$334	$614	$1,413
Class R6†	$72	$10,502	$10,502	$10,502	$72	$10,502	$10,502	$10,502

†Formerly known as Class Q.

Effective on or about February 12, 2019, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

Change in the Fund’s Name

PGIM Unconstrained Bond Fund is renamed PGIM Strategic Bond Fund.

Change in the Fund’s Investment Objective

The Fund’s investment objective is to seek to maximize total return, through a combination of current income and capital appreciation.

Change in the Fund’s Investment Strategies

The section of the Summary Prospectus entitled “Investments, Risks and Performance – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies. The Fund has a flexible investment strategy and will invest in a variety of securities and instruments. The Fund will also use a variety of investment techniques in pursuing its investment objective, which may include managing duration, credit quality, yield curve positioning and currency exposure, as well as sector and security selection.

Under normal market conditions, the Fund will invest at least 80% of its investable assets in fixed income instruments with varying maturities. The Fund’s investments in fixed income instruments may include bonds, debentures, notes, commercial paper and other similar types of debt instruments, mortgage-related securities, asset-backed securities, municipal securities, loan assignments and participations, money market instruments, and derivatives related to or referencing these types of securities and instruments. The Fund may invest in fixed and floating rate fixed income instruments of companies or governments.

Under normal market conditions, the Fund will invest at least 25% of its investable assets in investment grade bonds. The Fund may invest in high yield fixed income instruments (commonly referred to as “junk” bonds).

The Fund may invest up to 50% of its total assets in non-US fixed income instruments (including emerging markets). The Fund may invest up to 50% of its total assets in fixed income instruments that are denominated in non-US dollar currencies (including those of emerging markets).

The Fund may invest in instruments of any duration or maturity.

The Fund may invest without limit in derivative instruments, including futures, options on futures, foreign currency forward contracts, options and swaps, to try to enhance return or to reduce (“hedge”) investment risks. The Fund may enter into certain derivative instruments that may provide leverage, such as engaging in futures, forwards, swaps, options and short sales (collectively, “effective leverage”). Effective leverage is not subject to the Fund’s policies and restrictions with respect to borrowing so that investments in such instruments may exceed the Fund's borrowing limitation of 33 1/3% of its total assets.

The Fund invests in mortgage-related securities issued or guaranteed by US governmental entities or private issuers. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Mortgage-related securities issued by the US Government include Ginnie Maes and mortgage-related securities issued by agencies of the US Government as well as Fannie Maes and debt securities issued by Freddie Mac. The US Government or the issuing agency directly or indirectly guarantees the payment of interest and principal on these securities. Privately issued mortgage-related securities that are not guaranteed by US governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default. Private issuer mortgage-backed securities may include loans on commercial or residential properties.

Asset-backed securities in which the Fund invests are issued in the form of debt instruments that may include collateralized debt obligations (“CDOs”), which may include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”).

The Fund may invest in floating or fixed rate loans (secured or unsecured) arranged through private negotiations between a corporation or other institution that is the borrower and one or more financial institutions that are the lenders. Loans are often structured and administered by a financial institution that acts as agent for the holders of the loan. Loans can be acquired directly through the agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. Most floating rate loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Floating rate loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.

In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom up research in conjunction with proprietary quantitative models and risk management systems. In the top down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.

Change in the Fund’s Performance Information and Benchmark

In the section of the Summary Prospectus entitled “Performance Information” and the section of the Prospectus entitled “Fund Overview — Performance Information,” the Fund will compare its performance to the Bloomberg Barclays U.S. Intermediate Aggregate Bond Index. The Fund will no longer use the ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index and the Bloomberg Barclays US Aggregate Bond Index as its benchmarks. Fund management believes that the Bloomberg Barclays U.S. Intermediate Aggregate Bond Index is more relevant to the Fund’s new investment strategies.

PGIM Unconstrained Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Unconstrained Bond Fund

(the “Fund”)

Supplement dated December 10, 2018 to the Currently Effective

Summary Prospectus, Prospectus and Statement of Additional Information (SAI) of the Fund

On December 5, 2018, the Board of Trustees (the “Board”) of Prudential Investment Portfolios 3 approved certain changes to the Fund, including changing the name of the Fund to “PGIM Strategic Bond Fund,” certain changes to the Fund’s investment objective and strategies and changing the Fund’s performance benchmarks. These changes are expected to become effective on or about February 12, 2019. The Fund would however continue, under normal circumstances, to seek to achieve its investment objective by investing at least 80% of its investable assets (net assets plus borrowings for investment purposes) in fixed income instruments with varying maturities. The Board also approved enhancements to existing contractual expense caps for Class Z and Class R6 shares, resulting in lower net annual operating expenses for Class Z and Class R6 shareholders, which will become effective on or about January 1, 2019.

Effective on or about January 1, 2019, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

Enhancements to the Fund’s Contractual Expense Caps with respect to Class Z and Class R6

The applicable section of the Summary Prospectus entitled “Fund Fees and Expenses” is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 32 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 52 of the Fund's Prospectus and in Rights of Accumulation on page 59 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Z	Class R6†
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	1.00%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Maximum account fee (accounts under $10,000)	$15	$15	None*	None

*Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

†Formerly known as Class Q.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z	Class R6(1)
Management fees	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None -
Other expenses(2)	0.92%	1.81%	0.55%	117.18%
Total annual Fund operating expenses	1.82%	3.46%	1.20%	117.83%
Fee waiver and/or expense reimbursement	(0.67)%	(1.56)%	(0.47)%	(117.13)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(3)	1.15%	1.90%	0.73%	0.70%

(1) Formerly known as Class Q.

(2) Other expenses are based on estimates.

(3) PGIM Investments LLC (PGIM Investments) has contractually agreed, through June 30, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class A shares, 1.90% of average daily net assets for Class C shares, 0.73% of average daily net assets for Class Z shares, and 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to June 30, 2020 without the prior approval of the Fund’s Board of Trustees.

Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$562	$935	$1,331	$2,439	$562	$935	$1,331	$2,439
Class C	$293	$917	$1,664	$3,635	$193	$917	$1,664	$3,635
Class Z	$75	$334	$614	$1,413	$75	$334	$614	$1,413
Class R6†	$72	$10,502	$10,502	$10,502	$72	$10,502	$10,502	$10,502

†Formerly known as Class Q.

Effective on or about February 12, 2019, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

Change in the Fund’s Name

PGIM Unconstrained Bond Fund is renamed PGIM Strategic Bond Fund.

Change in the Fund’s Investment Objective

The Fund’s investment objective is to seek to maximize total return, through a combination of current income and capital appreciation.

Change in the Fund’s Investment Strategies

The section of the Summary Prospectus entitled “Investments, Risks and Performance – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies. The Fund has a flexible investment strategy and will invest in a variety of securities and instruments. The Fund will also use a variety of investment techniques in pursuing its investment objective, which may include managing duration, credit quality, yield curve positioning and currency exposure, as well as sector and security selection.

Under normal market conditions, the Fund will invest at least 80% of its investable assets in fixed income instruments with varying maturities. The Fund’s investments in fixed income instruments may include bonds, debentures, notes, commercial paper and other similar types of debt instruments, mortgage-related securities, asset-backed securities, municipal securities, loan assignments and participations, money market instruments, and derivatives related to or referencing these types of securities and instruments. The Fund may invest in fixed and floating rate fixed income instruments of companies or governments.

Under normal market conditions, the Fund will invest at least 25% of its investable assets in investment grade bonds. The Fund may invest in high yield fixed income instruments (commonly referred to as “junk” bonds).

The Fund may invest up to 50% of its total assets in non-US fixed income instruments (including emerging markets). The Fund may invest up to 50% of its total assets in fixed income instruments that are denominated in non-US dollar currencies (including those of emerging markets).

The Fund may invest in instruments of any duration or maturity.

The Fund may invest without limit in derivative instruments, including futures, options on futures, foreign currency forward contracts, options and swaps, to try to enhance return or to reduce (“hedge”) investment risks. The Fund may enter into certain derivative instruments that may provide leverage, such as engaging in futures, forwards, swaps, options and short sales (collectively, “effective leverage”). Effective leverage is not subject to the Fund’s policies and restrictions with respect to borrowing so that investments in such instruments may exceed the Fund's borrowing limitation of 33 1/3% of its total assets.

The Fund invests in mortgage-related securities issued or guaranteed by US governmental entities or private issuers. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Mortgage-related securities issued by the US Government include Ginnie Maes and mortgage-related securities issued by agencies of the US Government as well as Fannie Maes and debt securities issued by Freddie Mac. The US Government or the issuing agency directly or indirectly guarantees the payment of interest and principal on these securities. Privately issued mortgage-related securities that are not guaranteed by US governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default. Private issuer mortgage-backed securities may include loans on commercial or residential properties.

Asset-backed securities in which the Fund invests are issued in the form of debt instruments that may include collateralized debt obligations (“CDOs”), which may include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”).

The Fund may invest in floating or fixed rate loans (secured or unsecured) arranged through private negotiations between a corporation or other institution that is the borrower and one or more financial institutions that are the lenders. Loans are often structured and administered by a financial institution that acts as agent for the holders of the loan. Loans can be acquired directly through the agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. Most floating rate loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Floating rate loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.

In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom up research in conjunction with proprietary quantitative models and risk management systems. In the top down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.

Change in the Fund’s Performance Information and Benchmark

In the section of the Summary Prospectus entitled “Performance Information” and the section of the Prospectus entitled “Fund Overview — Performance Information,” the Fund will compare its performance to the Bloomberg Barclays U.S. Intermediate Aggregate Bond Index. The Fund will no longer use the ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index and the Bloomberg Barclays US Aggregate Bond Index as its benchmarks. Fund management believes that the Bloomberg Barclays U.S. Intermediate Aggregate Bond Index is more relevant to the Fund’s new investment strategies.